INCOME TAX (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense [Abstract]
Current expense		$ 12,506	$ 15,459	$ 10,237
Deferred expense (benefit)		1,912	(2,130)	1,088
Income tax expense		$ 14,418	$ 13,329	$ 11,325
Statutory federal income tax rate		21.00%	21.00%	21.00%
Reconciliation of income tax expense [Abstract]
Statutory rate applied to income before income tax		$ 16,236	$ 14,591	$ 12,130
Tax-exempt income		(1,487)	(690)	(375)
Share-based compensation		(184)	(204)	(204)
Bank owned life insurance		(119)	(196)	(233)
Unrecognized tax benefit		(11)	(206)	(134)
Non-deductible meals, entertainment and memberships		32	57	86
Other, net		(49)	(23)	55
Income tax expense		14,418	13,329	11,325
Deferred tax assets [Abstract]
Allowance for credit losses	[1]	9,923	7,363
Property and equipment		1,405	1,047
Lease liabilities		1,386	1,652
Reserve for unfunded lending commitments		941	379
Share-based compensation		734	742
Deferred compensation		390	321
Loss reimbursement on sold loans reserve		242	214
Non accrual loan interest income		194	203
Other than temporary impairment charge on securities available for sale		144	144
Other		276	0
Gross deferred tax assets		15,635	12,065
Deferred tax liabilities [Abstract]
Capitalized mortgage loan servicing rights		5,509	3,550
Deferred loan fees		2,011	1,901
Unrealized gain on securities available for sale		1,674	4,206
Lease right of use asset		1,361	1,606
Purchase premiums, net		735	509
Other		0	18
Gross deferred tax liabilities		11,290	11,790
Deferred tax assets, net	[2]	4,345	275
Changes in unrecognized tax benefits [Roll Forward]
Balance at beginning of year		180	438	588
Additions based on tax positions related to the current year		11	15	20
Reductions due to the statute of limitations		(11)	(273)	(170)
Reductions due to settlements		0	0	0
Balance at end of year		180	180	438
Unrecognized tax benefits of effective tax rate		40
Penalties and interest expense		0	0	0
Penalties and interest accrued		$ 0	$ 0	$ 0
Open tax year		2018

[1]	Beginning January 1, 2021, calculation is based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.
[2]	Included in accrued income and other assets on the Consolidated Statements of Financial Position.